Commitments and Contingencies - Summary of Contractual Obligations (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Contractual Obligation Fiscal Year Maturity [Line Items]
Total	$ 534,936	$ 505,294
Remainder of 2016	188,497
2017	461,665
2018	125,916
2019	21,905
2020	80,031
Thereafter	100,446
Total	978,460
Vessels Under Construction [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Remainder of 2016	154,870
2017	160,620
Thereafter	0
Total	315,490
Secured Term Loan Facilities and Revolving Credit Facility [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Remainder of 2016	33,214
2017	175,452
2018	125,439
2019	21,428
2020	79,554
Thereafter	99,849
Total	534,936
9% Senior Unsecured Bond [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2017	125,000
Total	125,000
Office Leases [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Remainder of 2016	413
2017	593
2018	477
2019	477
2020	477
Thereafter	597
Total	$ 3,034